Schedule of right of use assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Right of use assets, carrying amount	$ 940,155	$ 480,123
Carrying amount as at 1 April 2024	480,123
Property, plant and equipment at the end of the year	940,155	480,123
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
At cost
Additions	4,045,635
Right of use assets at cost
Accumulated depreciation
Right of use assets accumulated amortization
Right of use assets, carrying amount	3,708,499
Carrying amount as at 1 April 2024
Depreciation raised	(337,136)
Property, plant and equipment at the end of the year	3,708,499
Office equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
At cost	1,396,730	1,170,590
Additions	921,737	447,201
Derecognition arising from lease termination	(269,876)	(138,528)
Exchange difference	103,211	(82,533)
Right of use assets at cost	2,151,802	1,396,730
Accumulated depreciation	916,607	703,075
Charge for the financial year	500,144	403,019
Derecognition arising from lease termination	(269,876)	(138,528)
Exchange difference	64,772	(50,959)
Right of use assets accumulated amortization	1,211,647	916,607
Right of use assets, carrying amount	940,155	480,123
Carrying amount as at 1 April 2024	480,123
Property, plant and equipment at the end of the year	940,155	480,123
Buildings [member] | Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
At cost
Additions	4,045,635
Right of use assets at cost
Accumulated depreciation
Right of use assets accumulated amortization
Right of use assets, carrying amount	3,708,499
Carrying amount as at 1 April 2024
Depreciation raised	(337,136)
Property, plant and equipment at the end of the year	$ 3,708,499